Derivative Financial Instruments (Details) - Schedule of Derivative Financial Instruments - Derivative financial liabilities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative financial liabilities:
Derivative financial instruments	$ 1,677,178	$ 1,571,939
Derivative redeemed on conversion of promissory notes	(1,677,178)	(1,571,939)
Derivatives embedded in the convertible promissory note issued (Note 20(a))	1,449,000	589,600
Fair value change in derivative financial instruments during the year		1,087,578
Derivative financial instruments	$ 1,449,000	$ 1,677,178